Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 03, 2020
Entity Registrant Name	NEW COVENANT FUNDS
Entity Central Index Key	0001070222
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 03, 2020
Document Effective Date	Nov. 03, 2020
Prospectus Date	Oct. 31, 2020
New Covenant Growth Fund | New Covenant Growth Fund
Prospectus:
Trading Symbol	NCGFX
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Prospectus:
Trading Symbol	NCBGX
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Prospectus:
Trading Symbol	NCBIX